OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

13. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Warranty—non-current	17,933,978	9,015,121
Refundable payment from franchised stores—non-current	1,680,058	1,233,466
Others	1,353,394	3,192,795

Other non-current liabilities	20,967,430	13,441,382